Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 3,926	$ 2,361
Restricted cash	63	173
Accounts receivable, net	4,631	5,824
Inventories, net	4,869	6,580
Prepaid expenses and other current assets	4,074	2,641
Total Current Assets	17,563	17,579
Property and equipment, net	252	417
Right-of-use asset, operating lease	345	951
Intangible assets, net	13,115	14,641
Goodwill	18,614	18,614
Other assets	1,364	1,330
Total Assets	51,253	53,532
Current Liabilities
Short term loan, net	7,826	16,061
Line of credit, net	0	4,819
PPP loans	190	0
Other liabilities	47	500
Accounts payable	3,137	4,049
Accrued liabilities	3,003	4,721
Deferred revenue	350	311
Operating lease liability, current portion	173	345
Warrant liability	39,850	0
Warrant derivative liability	0	2,220
Total Current Liabilities	54,576	33,026
Non-current Liabilities
Notes payable, net	18,910	16,370
Line of credit, net	5,023	0
PPP loans	662	0
Operating lease liability	184	641
Total Non-current Liabilities	24,779	17,011
Total Liabilities	79,355	50,037
Redeemable Series E Convertible Preferred Stock
Redeemable Series E preferred stock, $0.001 par value, 2,900,000 shares authorized, 0 & 1,387,378 shares issued and outstanding at December 31, 2020 and 2019, respectively	0	10,566
Stockholders' Deficit
Common stock, $0.001 par value, 200,000,000 and 88,000,000 shares authorized, 51,908,398 & 47,977,390 shares issued and outstanding at December 31, 2020 and 2019, respectively	52	48
Redeemable Series F Preferred Stock, $0.001 par value, 30,000 & 0 shares authorized, 21,754 & 0 shares issued and outstanding at December 31, 2020 and 2019, respectively	0	0
Additional paid-in capital	232,487	194,150
Accumulated deficit	(260,641)	(201,269)
Total Stockholders' Deficit	(28,102)	(7,071)
Total Liabilities and Stockholders' Deficit	$ 51,253	$ 53,532